Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 16,916	$ 15,296	$ 12,648
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	12,037	10,758	8,681
USA [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	2,261	2,110	1,770
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	1,170	825	898
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	806	801	596
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	405	567	512
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 237	$ 235	$ 191